JOHN HANCOCK
                             VARIABLE SERIES TRUST I

                        SUPPLEMENT dated December 6, 2001

                                       TO

             STATEMENT OF ADDITIONAL INFORMATION dated May 1, 2001,
                        as Supplemented October 1, 2001


                        INVESTMENT ADVISORY ARRANGEMENTS



Due to typographical errors in the Supplement dated October 1, 2001 to the Statement of Additional Information dated May 1, 2001, investment advisory fees are paid to John Hancock at the following rates:

                                     John Hancock's Investment Advisory Fee
                                     as an Annual Percentage of Each Portion
Fund                                 of the Fund's Average Daily Net Assets
----                                 --------------------------------------

Small Cap Growth                    1.05% of the Fund's average daily net assets
Short-Term Bond                     .60% of the Fund's average daily net assets